Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
Value Fund
Prospectus [Line Items]
Average Annual Return, Percent	14.31%	10.41%	10.26%
Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.66%	7.62%	7.51%
Value Fund | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.99%	7.58%	7.45%